Insurance (Tables)	12 Months Ended
Dec. 31, 2025
Insurances [Abstract]
Summary of Reconciliation of Changes In Insurance Contracts

	2025	2024
	$m	$m
At 1 January	39	37
Insurance expenses	32	28
Claims and other amounts paid	(24)	(23)
Impact of discounting and other changes	(2)	(3)
At 31 December	45	39

Analysed as:
Current	16	14
Non-current	29	25
	45	39

Incurred but not reported claims[a]	24	18
Reported but not settled claims	21	21
	45	39
a.Includes unallocated loss expenses.

Summary of Analysis of Insurance Results

	2025	2024
	$m	$m
Revenue from insurance activities	27	23
Insurance expenses (inclusive of overhead costs)	(36)	(29)
Insurance result	(9)	(6)